Provisions - Summary of provisions (Parenthetical) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Provisions	₩ 1,308,896	₩ 1,369,666
Maximum
Disclosure of other provisions [line items]
Provisions	317,857	360,137
Provision for vulnerable group
Disclosure of other provisions [line items]
New provisions, other provisions	25,856	293,824
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Provisions	579,114	₩ 819,616	₩ 744,504
New provisions, other provisions	₩ 19,086